                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054

                    Oppenheimer AMT-Free New York Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
Municipal Bonds and Notes--119.1%
New York--87.0%
$      700,000   Albany County, NY IDA (Albany College of
                 Pharmacy)(1)                                       5.625%    12/01/2034   $      668,556
       200,000   Albany County, NY IDA (Wildwood Programs)          4.900     07/01/2021          165,708
       125,000   Albany County, NY IDA (Wildwood Programs)          5.000     07/01/2026           97,228
     2,900,000   Albany, NY IDA (Albany Law School)(1)              5.000     07/01/2031        2,656,371
       560,000   Albany, NY IDA (Albany Law School)(1)              5.000     07/01/2037          493,556
       285,000   Albany, NY IDA (Brighter Choice Charter
                 School)(1)                                         5.000     04/01/2027          240,435
       150,000   Albany, NY IDA (Brighter Choice Charter
                 School)(1)                                         5.000     04/01/2032          120,009
       100,000   Albany, NY IDA (Brighter Choice Charter
                 School)(1)                                         5.000     04/01/2037           77,492
    14,500,000   Albany, NY IDA (Charitable Leadership)             5.750     07/01/2026       10,679,250
     1,000,000   Albany, NY IDA (Charitable Leadership)             6.000     07/01/2019          844,390
       100,000   Albany, NY IDA (New Covenant Charter School)(2)    7.000     05/01/2025           39,852
       825,000   Albany, NY IDA (Sage Colleges)(1)                  5.250     04/01/2019          749,059
       500,000   Albany, NY IDA (Sage Colleges)(1)                  5.300     04/01/2029          396,990
     1,000,000   Albany, NY IDA (St. Peter's Hospital)(1)           5.500     11/15/2027          956,520
     1,380,000   Albany, NY IDA, Series B(1)                        5.750     11/15/2032        1,323,586
     1,365,000   Albany, NY IDA, Series D(1)                        5.750     11/15/2027        1,341,768
       100,000   Albany, NY Municipal Water Finance Authority(1)    5.000     12/01/2033           94,022
        10,000   Albany, NY Parking Authority(1)                    5.625     07/15/2025           10,048
     4,535,000   Amherst, NY IDA (Beechwood Health Care Center)     5.200     01/01/2040        3,213,682
        20,000   Amherst, NY IDA (UBF Faculty-Student Hsg.
                 Corp.)                                             5.250     08/01/2031           17,792
     5,895,000   Brookhaven, NY IDA (Alternatives for Children)     7.550     02/01/2033        5,752,872
     9,235,000   Brookhaven, NY IDA (Dowling College)(1)            6.750     11/01/2032        8,527,784
     7,480,000   Brooklyn, NY Local Devel. Corp. (Barclays
                 Center Arena)(1)                                   6.375     07/15/2043        7,598,259
       350,000   Broome County, NY IDA (University Plaza)           5.200     08/01/2030          292,509
       250,000   Broome County, NY IDA (University Plaza)           5.200     08/01/2036          199,250
       300,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire
                 Dept.)                                             5.750     11/01/2030          263,871
        25,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2027           24,690
        30,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2028           29,202
        30,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2029           28,931
        30,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2030           28,650
        35,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2031           33,213
        35,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2032           33,039
        35,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2033           32,863
        40,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2034           37,253
        40,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2035           36,995
        45,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2036           41,500
        45,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2037           41,324
        50,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2038           45,654
        50,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2039           45,591
        55,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2040           49,717
        55,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2041           49,577
        60,000   Canandaigua & Bristol, NY GO                       5.000     12/15/2042           53,772
       200,000   Cattaraugus County, NY IDA (St. Bonaventure
                 University)(1)                                     5.000     05/01/2023          190,598
       520,000   Cattaraugus County, NY IDA (St. Bonaventure
                 University)(1)                                     5.100     05/01/2031          467,657


                  1 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
New York Continued
$    1,285,000   Cayuga County, NY COP (Auburn Memorial
                 Hospital)                                          6.000%    01/01/2021   $    1,281,184
       130,000   Coeymans, NY Fire District                         5.000     10/15/2024          132,685
       135,000   Coeymans, NY Fire District                         5.000     10/15/2025          137,114
       140,000   Coeymans, NY Fire District                         5.000     10/15/2026          141,653
     1,040,000   Colonie, NY GO(1)                                  6.000     04/01/2032        1,082,619
       840,000   Colonie, NY GO(1)                                  6.000     04/01/2033          871,861
        15,000   Deerfield, NY GO                                   5.500     06/15/2021           15,312
        15,000   Deerfield, NY GO                                   5.500     06/15/2022           15,212
        15,000   Deerfield, NY GO                                   5.500     06/15/2023           15,123
        15,000   Deerfield, NY GO                                   5.500     06/15/2024           15,136
        20,000   Deerfield, NY GO                                   5.500     06/15/2025           20,055
        20,000   Deerfield, NY GO                                   5.600     06/15/2026           19,897
        20,000   Deerfield, NY GO                                   5.600     06/15/2027           19,725
        20,000   Deerfield, NY GO                                   5.600     06/15/2028           19,457
        25,000   Deerfield, NY GO                                   5.600     06/15/2029           24,108
        25,000   Deerfield, NY GO                                   5.600     06/15/2030           23,888
        25,000   Deerfield, NY GO                                   5.600     06/15/2031           23,774
        25,000   Deerfield, NY GO                                   5.600     06/15/2032           23,629
        30,000   Deerfield, NY GO                                   5.600     06/15/2033           28,213
        30,000   Deerfield, NY GO                                   5.600     06/15/2034           28,034
        30,000   Deerfield, NY GO                                   5.600     06/15/2035           27,819
        35,000   Deerfield, NY GO                                   5.600     06/15/2036           32,327
    55,135,000   Dutchess County, NY IDA (Bard College)(1)          5.000     08/01/2046       49,278,009
     8,215,000   Dutchess County, NY IDA (Elant Fishkill)           5.250     01/01/2037        5,868,632
       570,000   Dutchess County, NY Local Devel. Corp.
                 (Anderson Center Services)(1)                      6.000     10/01/2030          525,415
       250,000   Dutchess County, NY Local Devel. Corp. (Health
                 Quest System)(1)                                   5.250     07/01/2025          239,118
       300,000   Dutchess County, NY Local Devel. Corp. (Health
                 Quest System)(1)                                   5.750     07/01/2030          301,308
       100,000   Dutchess County, NY Local Devel. Corp. (Health
                 Quest System)(1)                                   5.750     07/01/2040           97,778
     1,230,000   East Hampton, NY Town Hsg. Authority(1)            6.500     05/01/2034        1,343,972
       500,000   Erie County, NY IDA (Charter School Applied
                 Tech)                                              6.875     06/01/2035          429,445
     1,200,000   Erie County, NY IDA (DePaul Properties)            5.750     09/01/2028          838,392
       140,000   Erie County, NY IDA (DePaul Properties)            6.500     09/01/2018          119,157
       195,000   Erie County, NY IDA (Global Concepts Charter
                 School)                                            6.250     10/01/2037          155,403
     5,600,000   Erie County, NY IDA (Medaille College)             7.625     04/01/2035        5,777,632
       350,000   Erie County, NY IDA (Orchard Park CCRC)            5.000     11/15/2014          341,453
     1,485,000   Erie County, NY IDA (Orchard Park CCRC)            5.125     11/15/2016        1,369,809
     4,390,000   Erie County, NY IDA (Orchard Park CCRC)            6.000     11/15/2036        3,620,740
     7,730,000   Erie County, NY IDA (The Episcopal Church Home)    5.875     02/01/2018        7,730,850
     1,880,000   Erie County, NY IDA (The Episcopal Church Home)    6.000     02/01/2028        1,835,764
    36,405,000   Erie County, NY Tobacco Asset Securitization
                 Corp.(1)                                           5.000     06/01/2038       26,505,388
    29,515,000   Erie County, NY Tobacco Asset Securitization
                 Corp.(1)                                           5.000     06/01/2045       20,835,819
    56,000,000   Erie County, NY Tobacco Asset Securitization
                 Corp.                                              6.875(3)  06/01/2050          893,200
    92,000,000   Erie County, NY Tobacco Asset Securitization
                 Corp.                                              9.607(3)  06/01/2055          635,720


                  2 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
New York Continued
$      110,000   Essex County, NY IDA (North Country Community
                 College Foundation)(1)                             5.300%    06/01/2035   $      101,512
        60,000   Franklin County, NY IDA (North Country
                 Community College Foundation)(1)                   5.200     06/01/2025           60,208
       815,000   Genesee County, NY IDA (United Memorial
                 Medical Center)                                    5.000     12/01/2027          668,398
        70,000   Hempstead Village, NY GO(1)                        5.000     09/15/2025           68,483
        70,000   Hempstead Village, NY GO(1)                        5.000     09/15/2026           67,377
        50,000   Hempstead, NY IDA (Hofstra University)(1)          5.000     07/01/2033           48,393
       410,000   Hempstead, NY IDA (Peninsula Counseling Center)    6.500     11/01/2038          346,647
     5,035,000   Hempstead, NY IDA (WORCA)                          6.900     08/01/2033        4,568,709
     1,000,000   Hempstead, NY Local Devel. Corp. (Molloy
                 College)(1)                                        5.750     07/01/2039        1,010,040
     1,790,000   Herkimer County, NY IDA (Herkimer County
                 College Foundation)(1)                             6.250     08/01/2034        1,792,828
    25,085,000   Hudson Yards, NY Infrastructure Corp.(1)           5.000     02/15/2047       22,689,633
     3,400,000   Hudson Yards, NY Infrastructure Corp.(1)           5.000     02/15/2047        3,075,334
     2,420,000   Islip, NY IDA (United Cerebral Palsy Assoc.)       6.250     12/01/2031        2,065,930
       280,000   Islip, NY IDA (United Cerebral Palsy Assoc.)       6.250     12/01/2031          239,033
       515,000   Madison County, NY IDA (Commons II Student
                 Hsg.)(1)                                           5.000     06/01/2040          435,494
        10,000   Monroe County, NY IDA (Cloverwood Senior
                 Living)                                            6.000     05/01/2013            9,995
        15,000   Monroe County, NY IDA (Cloverwood Senior
                 Living)                                            6.750     05/01/2023           13,978
       350,000   Monroe County, NY IDA (Rochester Institute of
                 Technology)(1)                                     5.250     04/01/2019          348,583
       705,000   Monroe County, NY IDA (Rochester Institute of
                 Technology)(1)                                     5.375     04/01/2029          657,941
       200,000   Monroe County, NY IDA (Summit at Brighton)         5.375     07/01/2032          152,278
       400,000   Monroe County, NY IDA (Summit at Brighton)         5.500     07/01/2027          318,884
    10,000,000   Monroe County, NY Industrial Devel. Corp.
                 (Unity Hospital Rochester) (8)                     5.500     08/15/2040       10,274,400
     4,475,000   Monroe County, NY Industrial Devel. Corp.
                 (Unity Hospital Rochester) (8)                     5.750     08/15/2035        4,803,496
   302,900,000   Monroe County, NY Tobacco Asset Securitization
                 Corp. (TASC)                                       7.701(3)  06/01/2061        1,069,237
     1,000,000   Monroe, NY Newpower Corp(1)                        5.625     01/01/2026          952,810
     4,000,000   Monroe, NY Newpower Corp.(1)                       5.500     01/01/2034        3,552,920
       500,000   Mount Vernon, NY IDA (Meadowview)                  6.200     06/01/2029          442,895
        20,000   Nassau County, NY IDA (ACDS)                       5.950     11/01/2022           17,825
       430,000   Nassau County, NY IDA (ALIA-ACDS)                  6.125     09/01/2018          403,611
     1,875,000   Nassau County, NY IDA (ALIA-AP)                    7.000     09/01/2028        1,754,794
       600,000   Nassau County, NY IDA (ALIA-CMA)                   6.125     09/01/2018          563,178
       660,000   Nassau County, NY IDA (ALIA-CSMR)                  6.125     09/01/2018          619,496
       425,000   Nassau County, NY IDA (ALIA-EFLI)                  6.125     09/01/2018          398,918
       340,000   Nassau County, NY IDA (ALIA-HAII)                  6.125     09/01/2018          319,134
       395,000   Nassau County, NY IDA (ALIA-NCMRS)                 6.125     09/01/2018          370,759
       180,000   Nassau County, NY IDA (Amsterdam at Harborside)    6.500     01/01/2027          175,639
     4,595,000   Nassau County, NY IDA (Amsterdam at Harborside)    6.700     01/01/2043        4,239,531
       140,000   Nassau County, NY IDA (CSMR)                       5.950     11/01/2022          124,776
        60,000   Nassau County, NY IDA (Epilepsy Foundation of
                 L.I.)                                              5.950     11/01/2022           53,476


                  3 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
New York Continued
$      185,000   Nassau County, NY IDA (Hispanic Counseling
                 Center)                                            6.500%    11/01/2037   $      156,730
     2,555,000   Nassau County, NY IDA (Hispanic Counseling
                 Center)                                            7.625     06/01/2033        2,551,627
       100,000   Nassau County, NY IDA (Life's WORCA)               5.950     11/01/2022           89,126
       350,000   Nassau County, NY IDA (New York Institute of
                 Technology)(1)                                     4.750     03/01/2026          328,521
        70,000   Nassau County, NY IDA (United Veteran's Beacon
                 House)                                             6.500     11/01/2037           59,303
       675,000   Nassau County, NY IDA, Series A-B                  6.000     07/01/2021          612,644
    26,655,000   Nassau County, NY Tobacco Settlement Corp.(1)      5.125     06/01/2046       18,908,790
    85,990,000   Nassau County, NY Tobacco Settlement Corp.         6.151(3)  06/01/2046        2,922,800
    60,000,000   Nassau County, NY Tobacco Settlement Corp.         6.763(3)  06/01/2060          334,800
    37,830,000   Nassau County, NY Tobacco Settlement Corp.
                 (TASC)(1)                                          5.000     06/01/2035       28,393,685
     2,500,000   Niagara County, NY IDA (American Ref-Fuel
                 Company)(1)                                        5.550     11/15/2024        2,540,200
       840,000   Niagara County, NY IDA (Niagara Falls Memorial
                 Medical Center)                                    5.750     06/01/2018          801,822
       555,000   Niagara County, NY Tobacco Asset
                 Securitization Corp.(1)                            6.250     05/15/2034          507,092
       385,000   Niagara County, NY Tobacco Asset
                 Securitization Corp.(1)                            6.250     05/15/2040          344,375
        20,000   Niagara County, NY Tobacco Asset
                 Securitization Corp. (TASC)(1)                     5.500     05/15/2019           18,722
        70,000   Niagara Falls, NY Public Water Authority           5.500     07/15/2034           67,190
     1,185,000   NY Counties Tobacco Trust I(1)                     6.500     06/01/2035        1,109,492
    14,670,000   NY Counties Tobacco Trust II (TASC)(1)             5.625     06/01/2035       12,183,582
       100,000   NY Counties Tobacco Trust II (TASC)(1)             5.750     06/01/2043           82,690
     5,120,000   NY Counties Tobacco Trust III(1)                   6.000     06/01/2043        4,394,752
       850,000   NY Counties Tobacco Trust IV(1)                    5.000     06/01/2038          603,492
     5,900,000   NY Counties Tobacco Trust IV (TASC)(1)             5.000     06/01/2042        4,122,271
    11,240,000   NY Counties Tobacco Trust IV (TASC)(1)             5.000     06/01/2045        7,779,654
     3,500,000   NY Counties Tobacco Trust IV (TASC)(1)             6.250     06/01/2041        3,140,585
    84,200,000   NY Counties Tobacco Trust V                        6.850(3)  06/01/2055          794,006
   334,000,000   NY Counties Tobacco Trust V                        7.850(3)  06/01/2060        1,319,300
    30,000,000   NY Liberty Devel. Corp. (Bank of America
                 Tower) (8)                                         5.125     01/15/2044       29,048,400
    20,000,000   NY Liberty Devel. Corp. (Bank of America
                 Tower) (8)                                         5.625     01/15/2046       20,418,400
       560,000   NY Liberty Devel. Corp. (Bank of America
                 Tower)(1)                                          5.625     01/15/2046          571,715
     3,000,000   NY Liberty Devel. Corp. (Bank of America
                 Tower)(1)                                          5.625     07/15/2047        3,003,060
     1,000,000   NY Liberty Devel. Corp. (Bank of America
                 Tower)(1)                                          6.375     07/15/2049        1,028,510
    20,890,000   NY Liberty Devel. Corp. (Goldman Sachs
                 Headquarters)(1)                                   5.250     10/01/2035       20,324,090
     1,500,000   NY Liberty Devel. Corp. (Goldman Sachs
                 Headquarters)(1)                                   5.500     10/01/2037        1,504,050
       235,000   NY MTA, Series 2008C(1)                            6.500     11/15/2028          260,432
     1,000,000   NY MTA, Series D(1)                                5.000     11/15/2034          957,610


                  4 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
New York Continued
$    3,865,000   NY MTA, Series D(1)                                5.250%    11/15/2040   $    3,787,661
     5,380,000   NY Seneca Nation Indians Capital
                 Improvements(1)                                    5.000     12/01/2023        4,278,768
     2,000,000   NY Seneca Nation Indians Capital
                 Improvements(1)                                    5.250     12/01/2016        1,838,040
   110,000,000   NY TSASC, Inc. (TFABs)(1)                          5.125     06/01/2042       81,405,500
     5,000,000   NYC Capital Resources Corp. (Albee Retail
                 Devel.)                                            7.250     11/01/2042        4,932,600
    11,000,000   NYC GO(8)                                          5.125     03/01/2026       11,392,590
        10,000   NYC GO(1)                                          5.300     01/15/2026           10,352
    15,000,000   NYC GO(8)                                          5.375     04/01/2036       15,411,000
        15,000   NYC GO(1)                                          5.500     11/15/2037           15,040
    20,000,000   NYC GO(8)                                          5.625     11/15/2031       20,956,878
        45,000   NYC GO(1)                                          6.000     05/15/2022           45,155
         5,000   NYC GO(1)                                          7.500     02/01/2019            5,027
       145,881   NYC HDC (Cadman Towers)                            6.500     11/15/2018          146,556
        41,102   NYC HDC (Corlear)                                  6.500     11/15/2018           43,260
       450,000   NYC HDC (Multifamily Hsg.)(1)                      5.500     11/01/2034          452,502
       410,000   NYC HDC (Multifamily Hsg.)(1)                      5.550     11/01/2039          411,595
     1,590,000   NYC HDC (Multifamily Hsg.)(1)                      5.700     11/01/2046        1,600,653
        30,000   NYC HDC (Multifamily Hsg.), Series E(1)            6.250     05/01/2036           30,011
       121,146   NYC HDC (St. Martin Tower)                         6.500     11/15/2018          121,707
     3,700,000   NYC Health & Hospital Corp. (Health System)(1)     5.000     02/15/2030        3,686,273
        60,000   NYC IDA (Assoc. for Metro Area Autistic
                 Children)                                          4.500     07/01/2021           48,016
     2,760,000   NYC IDA (Beth Abraham Health Services)             6.500     02/15/2022        2,379,727
       500,000   NYC IDA (Beth Abraham Health Services)             6.500     11/15/2027          436,310
     2,100,000   NYC IDA (Beth Abraham Health Services)             6.500     11/15/2034        1,799,238
       500,000   NYC IDA (Calhoun School)                           6.625     12/01/2034          427,440
     6,000,000   NYC IDA (Calhoun School)                           6.625     12/01/2034        5,197,800
       960,000   NYC IDA (Center for Elimination of Family
                 Violence)                                          7.375     11/01/2036          919,392
       830,000   NYC IDA (Center for Nursing/Rehabilitation)        5.375     08/01/2027          689,016
     1,105,000   NYC IDA (Center for Nursing/Rehabilitation)        5.375     08/01/2027          917,305
     3,240,000   NYC IDA (Chapin School)                            5.000     11/01/2038        2,634,282
       150,000   NYC IDA (Comprehensive Care Management)            6.000     05/01/2026          127,283
       350,000   NYC IDA (Comprehensive Care Management)            6.125     11/01/2035          283,976
       780,000   NYC IDA (Eger Harbor House)(1)                     5.875     05/20/2044          804,406
       725,000   NYC IDA (Family Support Systems)(2)                7.500     11/01/2034          473,316
     1,825,000   NYC IDA (Guttmacher Institute)                     5.750     12/01/2036        1,417,368
       540,000   NYC IDA (Independent Living Assoc.)                6.200     07/01/2020          503,793
    27,110,000   NYC IDA (Liberty-7 World Trade Center)             6.250     03/01/2015       26,736,153
    18,700,000   NYC IDA (Liberty-7 World Trade Center)             6.500     03/01/2035       17,866,354
    10,850,000   NYC IDA (Liberty-7 World Trade Center)             6.750     03/01/2015       10,879,946
    12,050,000   NYC IDA (Liberty-IAC/Interactive Corp.)(1)         5.000     09/01/2035       10,073,198
     4,000,000   NYC IDA (Lycee Francais De New York)(1)            6.800     06/01/2028        4,138,040
       950,000   NYC IDA (Magen David Yeshivah)                     5.700     06/15/2027          663,993
       420,000   NYC IDA (Manhattan Community Access Corp.)         6.000     12/01/2036          337,449
       210,000   NYC IDA (Margaret Tietz Nursing &
                 Rehabilitation Center)                             6.375     11/01/2038          172,580
     1,020,000   NYC IDA (Margaret Tietz Nursing &
                 Rehabilitation Center)                             6.375     11/01/2038          838,246
        35,000   NYC IDA (Metropolitan College of New York)         5.750     03/01/2020           34,218


                  5 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
New York Continued
$    2,300,000   NYC IDA (Montefiore Medical Center Corp.)(1)       5.125%    11/01/2035   $    2,300,000
     6,045,000   NYC IDA (Mount St. Vincent)                        5.250     06/01/2036        5,392,382
     1,375,000   NYC IDA (Polytechnic University)(1)                5.250     11/01/2027        1,337,463
     1,500,000   NYC IDA (Polytechnic University)(1)                5.250     11/01/2037        1,392,150
       580,000   NYC IDA (PSCH)                                     6.375     07/01/2033          494,769
     4,000,000   NYC IDA (Queens Baseball Stadium)(1)               5.000     01/01/2031        3,493,480
     5,500,000   NYC IDA (Queens Baseball Stadium)(1)               5.000     01/01/2039        4,543,110
     3,240,000   NYC IDA (Queens Baseball Stadium)(1)               5.000     01/01/2046        2,626,506
       750,000   NYC IDA (Reece School)                             7.500     12/01/2037          671,625
       340,000   NYC IDA (Special Needs Facilities Pooled
                 Program)                                           6.650     07/01/2023          330,936
     1,400,000   NYC IDA (Staten Island University Hospital)(1)     6.450     07/01/2032        1,400,476
       756,500   NYC IDA (Studio School)                            7.000     11/01/2038          656,665
     5,345,000   NYC IDA (The Child School)                         7.550     06/01/2033        5,229,281
       970,000   NYC IDA (Tides Two Rivers Foundation)              5.650     12/01/2039          725,783
     3,560,000   NYC IDA (Unicef)                                   5.300     11/01/2038        2,617,632
     5,600,000   NYC IDA (Urban Resource Institute)                 7.375     11/01/2033        5,072,424
       785,000   NYC IDA (Vaughn College Aeronautics)(1)            5.000     12/01/2021          706,995
       545,000   NYC IDA (Vaughn College Aeronautics)(1)            5.000     12/01/2021          490,843
       150,000   NYC IDA (Vaughn College Aeronautics)(1)            5.000     12/01/2028          124,989
       360,000   NYC IDA (Vaughn College Aeronautics)(1)            5.000     12/01/2028          299,974
       100,000   NYC IDA (Vaughn College Aeronautics)(1)            5.000     12/01/2031           81,595
     2,020,000   NYC IDA (Vaughn College Aeronautics)(1)            5.250     12/01/2036        1,651,330
     5,600,000   NYC IDA (Vocational Instruction)                   7.750(4)  02/01/2033        3,229,520
     2,525,000   NYC IDA (Yankee Stadium)(1)                        7.000     03/01/2049        2,781,540
     2,700,000   NYC IDA (Yeled Yalda Early Childhood)              5.725     11/01/2037        2,058,696
        55,000   NYC IDA (YMCA of Greater New York)(1)              5.800     08/01/2016           55,109
        50,000   NYC Municipal Water Finance Authority(1)           5.000     06/15/2032           50,016
    20,000,000   NYC Municipal Water Finance Authority(8)           5.000     06/15/2037       19,868,794
        20,000   NYC Municipal Water Finance Authority              5.250     06/15/2025           20,520
    40,000,000   NYC Municipal Water Finance Authority(8)           5.500     06/15/2040       41,742,800
        50,000   NYC Trust for Cultural Resources (Museum of
                 American Folk Art)                                 6.000     07/01/2022           29,370
        15,000   NYS DA (Audit & Control)(1)                        5.000     04/01/2029           15,014
        30,000   NYS DA (Augustana Lutheran Home for the
                 Aged)(1)                                           5.500     08/01/2038           30,383
     6,425,000   NYS DA (FIT/FIT Student Hsg. Corp. Obligated
                 Group)(1)                                          5.250     07/01/2027        6,255,637
     3,765,000   NYS DA (FIT/FIT Student Hsg. Corp. Obligated
                 Group)(1)                                          5.250     07/01/2028        3,625,281
       750,000   NYS DA (Highland Hospital of Rochester)(1)         5.000     07/01/2026          733,778
       750,000   NYS DA (Highland Hospital of Rochester)(1)         5.200     07/01/2032          720,008
     1,045,000   NYS DA (Interagency Council)                       7.000     07/01/2035          993,649
     1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)(1)    5.500     07/01/2030        1,796,565
     2,000,000   NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)(1)      5.500     05/01/2037        2,002,480
       365,000   NYS DA (Manhattan College)                         5.300     07/01/2037          327,310
     1,360,000   NYS DA (New York Methodist Hospital)(1)            5.250     07/01/2024        1,361,292
    20,000,000   NYS DA (NYU) (8)                                   5.000     07/01/2039       19,985,000


                  6 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
New York Continued
$      425,000   NYS DA (Orange Regional Medical Center)(1)         6.125%    12/01/2029   $      414,073
     6,120,000   NYS DA (Orange Regional Medical Center)(1)         6.250     12/01/2037        5,849,312
       325,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)     5.000     11/01/2026          299,702
       490,000   NYS DA (Providence Rest)                           5.000     07/01/2035          306,789
     1,300,000   NYS DA (Providence Rest)                           5.125     07/01/2030          886,574
       340,000   NYS DA (Providence Rest)                           5.250     07/01/2025          255,802
       650,000   NYS DA (Rochester General Hospital)                5.000     12/01/2035          554,554
       500,000   NYS DA (Rochester Institute of Technology)(1)      5.000     07/01/2040          490,920
        70,000   NYS DA (Sarah Neuman Nursing Home)                 5.500     08/01/2037           70,000
       250,000   NYS DA (School District Bond Financing
                 Program), Series C(1)                              7.250     10/01/2028          286,613
       360,000   NYS DA (School District Bond Financing
                 Program), Series C(1)                              7.375     10/01/2033          410,368
       200,000   NYS DA (School District Bond Financing
                 Program), Series C(1)                              7.500     04/01/2039          228,876
     2,500,000   NYS DA (Special Surgery Hospital)(1)               6.000     08/15/2038        2,632,950
       500,000   NYS DA (St. Joseph's College)(1)                   5.250     07/01/2035          471,115
       115,000   NYS DA (St. Joseph's Hospital Health Center)(1)    5.250     07/01/2018          115,028
    20,000,000   NYS DA (St. Mary's Hospital for Children)(5)       7.875     11/15/2041       19,137,200
    20,000,000   NYS DA (State Personal Income Tax Authority)
                 (8)                                                5.750     03/15/2036       21,394,297
       760,000   NYS DA (The Bronx-Lebanon Hospital Center)(1)      6.250     02/15/2035          799,414
     1,070,000   NYS DA (Winthrop University Hospital)(1)           5.500     07/01/2023        1,075,939
       100,000   NYS DA (Winthrop University Hospital/South
                 Nassau Communities Hospital Obligated Group)(1)    5.500     07/01/2032           95,396
        20,000   NYS EFC (Clean Water & Drinking Revolving
                 Funds)(1)                                          5.000     06/15/2027           20,047
        85,000   NYS EFC (NYS Water Services)(1)                    6.600     09/15/2012           85,405
        10,000   NYS EFC (State Water Revolving Fund)               5.750     01/15/2013           10,041
        20,000   NYS HFA (Affordable Hsg.)(1)                       5.450     11/01/2040           20,049
        50,000   NYS Medcare (Hospital & Nursing Home)(1)           6.375     08/15/2033           50,147
       295,000   NYS UDC (Subordinated Lien)(1)                     5.500     07/01/2022          295,991
       250,000   Oneida County, NY IDA (Mohawk Valley
                 Handicapped Services)                              5.300     03/15/2019          226,613
        55,000   Onondaga County, NY IDA (Salina Free Library)      5.500     12/01/2022           57,097
     1,615,000   Onondaga, NY Civic Devel Corp. (Le Moyne
                 College)(1)                                        5.200     07/01/2029        1,526,950
     1,810,000   Onondaga, NY Civic Devel Corp. (Le Moyne
                 College)(1)                                        5.375     07/01/2040        1,759,157
       755,000   Orange County, NY IDA (Glen Arden)                 5.625     01/01/2018          664,687
       275,000   Orange County, NY IDA (Glen Arden)                 5.700     01/01/2028          213,362
     9,190,000   Otsego County, NY IDA (Hartwick College)(1)        5.900     07/01/2022        8,530,526
    12,000,000   Port Authority  NY/NJ (JFK International Air
                 Terminal)(1)                                       6.500     12/01/2028       12,455,760
     2,680,000   Rensselaer County, NY Tobacco Asset
                 Securitization Corp.(1)                            5.625     06/01/2035        2,225,767
     2,000,000   Rensselaer County, NY Tobacco Asset
                 Securitization Corp.(1)                            5.750     06/01/2043        1,653,800


                  7 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
New York Continued
$      415,000   Rensselaer County, NY Water Service Sewer
                 Authority(1)                                       5.350%    09/01/2047   $      401,392
     6,810,000   Rensselaer, NY City School District COP            5.000     06/01/2026        6,361,425
     1,200,000   Rensselaer, NY City School District COP            5.000     06/01/2036        1,027,092
     1,060,000   Rockland County, NY Tobacco Asset
                 Securitization Corp.(1)                            5.625     08/15/2035          879,736
     3,150,000   Rockland County, NY Tobacco Asset
                 Securitization Corp.(1)                            5.750     08/15/2043        2,603,759
   101,000,000   Rockland County, NY Tobacco Asset
                 Securitization Corp.                               6.252(3)  08/15/2045        3,140,090
    53,000,000   Rockland County, NY Tobacco Asset
                 Securitization Corp.                               6.637(3)  08/15/2050          827,330
    50,000,000   Rockland County, NY Tobacco Asset
                 Securitization Corp.                               7.676(3)  08/15/2060          193,000
     2,500,000   Saratoga County, NY IDA (Saratoga
                 Hospital/Saratoga Care/Benedict Community
                 Health Center)(1)                                  5.125     12/01/2033        2,252,325
       230,000   Saratoga County, NY IDA (Saratoga
                 Hospital/Saratoga Care/Saratoga Care Family
                 Health Centers)(1)                                 5.125     12/01/2027          215,280
     1,500,000   Saratoga County, NY IDA (Saratoga
                 Hospital/Saratoga Care/Saratoga Care Family
                 Health Centers)(1)                                 5.250     12/01/2032        1,384,335
       105,000   Seneca County, NY IDA (New York Chiropractic
                 College)(1)                                        5.000     10/01/2027           97,985
        45,000   Sodus Village, NY GO(1)                            5.000     05/15/2032           45,022
        45,000   Sodus Village, NY GO(1)                            5.000     05/15/2033           44,937
        45,000   Sodus Village, NY GO(1)                            5.000     05/15/2034           44,691
        45,000   Sodus Village, NY GO(1)                            5.000     05/15/2035           44,435
        45,000   Sodus Village, NY GO(1)                            5.000     05/15/2036           44,361
        45,000   Sodus Village, NY GO(1)                            5.000     05/15/2037           44,221
    11,970,000   SONYMA, Series 161(8)                              5.875     10/01/2039       12,344,651
       810,000   St. Lawrence County, NY IDA (Edwards John
                 Noble Hospital)                                    6.250     10/01/2040          744,682
     1,000,000   Suffolk County, NY Economic Devel. Corp.
                 (Peconic Landing at Southold)(1)                   6.000     12/01/2040          948,200
       635,000   Suffolk County, NY Economic Devel. Corp.,
                 Series A                                           7.375     12/01/2040          618,522
        95,000   Suffolk County, NY IDA (ALIA-Adelante)             6.500     11/01/2037           80,483
       215,000   Suffolk County, NY IDA (ALIA-DDI)                  5.950     10/01/2021          193,881
       100,000   Suffolk County, NY IDA (ALIA-IGHL)                 5.950     11/01/2022           89,126
         5,000   Suffolk County, NY IDA (ALIA-IGHL)                 6.000     10/01/2031            4,140
     4,000,000   Suffolk County, NY IDA (ALIA-IGHL)                 7.250     12/01/2033        3,789,080
       390,000   Suffolk County, NY IDA (ALIA-UVBH)                 6.500     11/01/2037          330,404
     8,515,000   Suffolk County, NY IDA (Dowling College)           5.000     06/01/2036        5,959,052
       160,000   Suffolk County, NY IDA (Dowling College)(1)        6.700     12/01/2020          157,200
       365,000   Suffolk County, NY IDA (Easter Long Island
                 Hospital Assoc.)                                   5.375     01/01/2027          285,160
       685,000   Suffolk County, NY IDA (Easter Long Island
                 Hospital Assoc.)                                   5.500     01/01/2037          498,207
    10,500,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)      5.000     11/01/2028        9,390,675


                  8 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
New York Continued
$    1,000,000   Suffolk County, NY IDA (L.I. Network Community
                 Services)                                          7.550%    02/01/2034   $      975,410
       620,000   Suffolk County, NY IDA (Nassau-Suffolk
                 Services for Autism)                               6.750     11/01/2036          549,357
       210,000   Suffolk County, NY IDA (Nassau-Suffolk
                 Services for Autism)                               6.750     11/01/2036          186,073
     1,000,000   Suffolk County, NY IDA (New York Institute of
                 Technology)(1)                                     5.000     03/01/2026          960,370
     5,985,000   Suffolk County, NY IDA (Pederson-Krager Center)    7.000     11/01/2035        5,091,918
       505,000   Suffolk County, NY IDA (Pederson-Krager Center)    7.200     02/01/2035          438,391
       185,000   Suffolk County, NY IDA (Southampton Hospital
                 Assoc.)                                            7.250     01/01/2020          185,995
       215,000   Suffolk County, NY IDA (Special Needs
                 Facilities Pooled Program)                         5.250     07/01/2022          180,768
     6,350,000   Suffolk, NY Tobacco Asset Securitization
                 Corp.(1)                                           0.000(6)  06/01/2044        4,692,841
       470,000   Suffolk, NY Tobacco Asset Securitization
                 Corp.(1)                                           5.375     06/01/2028          397,122
     1,500,000   Suffolk, NY Tobacco Asset Securitization
                 Corp.(1)                                           6.000     06/01/2048        1,254,315
    15,750,000   Suffolk, NY Tobacco Asset Securitization Corp.     8.000(3)  06/01/2048          370,125
       408,000   Sullivan County, NY Community College COP          5.750     08/15/2025          325,555
       320,000   Sullivan County, NY IDA (Center for Discovery)     5.625     06/01/2013          310,218
     1,240,000   Sullivan County, NY IDA (Center for Discovery)     5.875     07/01/2022          991,963
       530,000   Sullivan County, NY IDA (Center for Discovery)     6.000     06/01/2019          478,844
     1,540,000   Sullivan County, NY IDA (Center for Discovery)     6.000     07/01/2037        1,188,418
       270,000   Sullivan County, NY IDA (Center for Discovery)     6.500     06/01/2025          236,366
       485,000   Sullivan County, NY IDA (Center for Discovery)     6.950     02/01/2035          403,918
       390,000   Syracuse, NY IDA (Crouse Irving Companies)(1)      5.250     01/01/2017          390,729
       200,000   Syracuse, NY IDA (Jewish Home of Central New
                 York)                                              7.375     03/01/2021          195,580
       175,000   Tompkins County, NY IDA (Kendal at Ithaca)(1)      5.500     07/01/2024          171,735
     2,100,000   Troy, NY Capital Resource Corp. (Rensselaer
                 Polytechnic Institute)(1)                          5.000     09/01/2030        2,040,948
     1,000,000   Ulster County, NY IDA (Kingston Regional
                 Senior Living Corp.)                               6.000     09/15/2042          781,860
        20,000   Ulster County, NY IDA (Mid-Hudson Family
                 Health Institute)(1)                               5.300     07/01/2016           20,049
     3,830,000   Utica, NY IDA (Utica College Civic Facility)       5.750     08/01/2028        3,335,853
     1,250,000   Utica, NY IDA (Utica College Civic Facility)       6.750     12/01/2021        1,262,213
        30,000   Voorheesville, NY GO                               5.000     02/15/2023           31,361
        35,000   Voorheesville, NY GO                               5.000     02/15/2024           36,393
        35,000   Voorheesville, NY GO                               5.000     02/15/2025           36,134
        35,000   Voorheesville, NY GO                               5.000     02/15/2026           36,001
        40,000   Voorheesville, NY GO                               5.000     02/15/2027           40,950
        40,000   Voorheesville, NY GO                               5.000     02/15/2028           40,758
        40,000   Voorheesville, NY GO                               5.000     02/15/2029           40,651
        45,000   Voorheesville, NY GO                               5.000     02/15/2030           45,518
        45,000   Voorheesville, NY GO                               5.000     02/15/2031           45,257
        50,000   Voorheesville, NY GO                               5.000     02/15/2032           50,154
        50,000   Voorheesville, NY GO                               5.000     02/15/2033           50,128
        55,000   Voorheesville, NY GO                               5.000     02/15/2034           54,997
        55,000   Voorheesville, NY GO                               5.000     02/15/2035           54,768


                  9 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
New York Continued
$       60,000   Voorheesville, NY GO                               5.000%    02/15/2036   $       59,572
        60,000   Voorheesville, NY GO                               5.000     02/15/2037           59,392
       200,000   Westchester County, NY Healthcare Corp.(1)         6.000     11/01/2030          196,570
     3,000,000   Westchester County, NY Healthcare Corp.,
                 Series B(1)                                        6.125     11/01/2037        2,970,450
       370,000   Westchester County, NY IDA (Field Home)            6.500     08/15/2022          345,965
       250,000   Westchester County, NY IDA (Guiding Eyes for
                 the Blind)(1)                                      5.375     08/01/2024          244,780
     1,670,000   Westchester County, NY IDA (Rippowam-Cisqua
                 School)(1)                                         5.750     06/01/2029        1,627,365
       320,000   Westchester County, NY IDA (Schnurmacher
                 Center)                                            6.500     11/01/2013          321,722
       600,000   Westchester County, NY IDA (Schnurmacher
                 Center)                                            6.500     11/01/2033          515,982
       300,000   Westchester County, NY Tobacco Asset
                 Securitization Corp.(1)                            5.000     06/01/2026          258,942
    10,790,000   Westchester County, NY Tobacco Asset
                 Securitization Corp.(1)                            5.125     06/01/2045        7,744,199
     1,000,000   Yates County, NY IDA (Soldiers & Sailors
                 Memorial Hospital)                                 6.000     02/01/2041        1,008,840
       150,000   Yonkers, NY EDC (Charter School of Educational
                 Excellence)(1)                                     6.250     10/15/2040          136,847
     1,000,000   Yonkers, NY IDA (Sarah Lawrence College)           6.000     06/01/2029        1,033,950
     4,000,000   Yonkers, NY IDA (Sarah Lawrence College)           6.000     06/01/2041        4,039,200
       500,000   Yonkers, NY IDA (St. Joseph's Hospital),
                 Series 98-B                                        6.150     03/01/2015          421,600
                                                                                           --------------
                                                                                            1,001,306,768
U.S. Possessions--32.1%
    10,000,000   Guam GO(1)                                         5.000     11/15/2023        9,090,400
     1,465,000   Guam GO(1)                                         5.250     11/15/2037        1,316,112
       850,000   Guam GO(1)                                         6.750     11/15/2029          911,404
    10,200,000   Guam GO(1)                                         7.000     11/15/2039       11,063,634
     2,000,000   Guam Government Waterworks Authority &
                 Wastewater System(1)                               5.625     07/01/2040        1,839,840
     2,525,000   Guam Government Waterworks Authority &
                 Wastewater System(1)                               5.875     07/01/2035        2,462,001
     1,000,000   Guam Government Waterworks Authority &
                 Wastewater System(1)                               6.000     07/01/2025        1,006,060
     4,165,000   Guam Power Authority, Series A(1)                  5.125     10/01/2029        3,854,791
    10,100,000   Guam Power Authority, Series A(1)                  5.250     10/01/2034        9,253,923
     1,400,000   Guam Power Authority, Series A(1)                  5.500     10/01/2030        1,360,464
     1,200,000   Guam Power Authority, Series A(1)                  5.500     10/01/2040        1,150,776
       975,000   Northern Mariana Islands Commonwealth, Series A    5.000     06/01/2017          877,617
     2,000,000   Northern Mariana Islands Commonwealth, Series A    5.000     10/01/2022        1,719,680
       400,000   Northern Mariana Islands Commonwealth, Series
                 A(1)                                               6.750     10/01/2033          375,364
    21,210,000   Puerto Rico Aqueduct & Sewer Authority(1)          0.000(6)  07/01/2024       20,980,932
    17,680,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2038       17,785,903
    20,645,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2044       20,719,116
        15,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.375     05/15/2033           14,099


                  10 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
U.S. Possessions Continued
$    8,400,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.500%    05/15/2039   $    7,415,772
    19,500,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.625     05/15/2043       17,204,265
   124,000,000   Puerto Rico Children's Trust Fund (TASC)           6.426(3)  05/15/2050        2,834,640
     4,595,000   Puerto Rico Commonwealth GO(1)                     5.250     07/01/2031        4,362,815
     1,980,000   Puerto Rico Commonwealth GO(1)                     5.250     07/01/2032        1,865,695
     1,185,000   Puerto Rico Commonwealth GO(1)                     5.250     07/01/2034        1,107,702
     3,500,000   Puerto Rico Commonwealth GO(1)                     5.250     07/01/2037        3,232,180
       485,000   Puerto Rico Commonwealth GO(1)                     5.500     07/01/2018          507,417
    31,225,000   Puerto Rico Commonwealth GO(1)                     5.500     07/01/2032       30,381,301
    13,445,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2022       14,053,521
     5,450,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2024        5,502,756
     5,735,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2025        5,747,732
     1,070,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2026        1,067,753
     3,410,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2027        3,383,982
     5,670,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2028        5,612,450
     1,945,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2029        1,895,597
     2,045,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2030        1,979,560
     2,155,000   Puerto Rico Electric Power Authority, Series
                 AAA(1)                                             5.250     07/01/2031        2,071,343
       355,000   Puerto Rico Highway & Transportation
                 Authority(1)                                       5.000     07/01/2028          331,432
       500,000   Puerto Rico Highway & Transportation Authority     5.300     07/01/2035          468,135
     2,250,000   Puerto Rico Highway & Transportation
                 Authority(1)                                       5.500     07/01/2030        2,210,423
        15,000   Puerto Rico Highway & Transportation
                 Authority, Series A(1)                             5.000     07/01/2038           13,323
     7,405,000   Puerto Rico Highway & Transportation
                 Authority, Series K(1)                             5.000     07/01/2030        6,840,517
    22,000,000   Puerto Rico Highway & Transportation
                 Authority, Series N(1)                             0.724(7)  07/01/2045       11,517,440
       225,000   Puerto Rico Highway & Transportation
                 Authority, Series N(1)                             5.250     07/01/2039          207,259
     9,000,000   Puerto Rico Infrastructure(1)                      5.000     07/01/2041        8,081,910
     5,500,000   Puerto Rico Infrastructure(1)                      5.000     07/01/2046        4,908,805
       725,000   Puerto Rico Infrastructure(1)                      5.500     07/01/2024          736,760
    15,000,000   Puerto Rico Infrastructure                         5.650(3)  07/01/2029        4,329,300
     4,600,000   Puerto Rico Infrastructure                         7.460(3)  07/01/2030        1,215,734
     2,500,000   Puerto Rico Infrastructure (Mepsi Campus)          6.500     10/01/2037        2,279,500
     1,100,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                     5.000     03/01/2036          930,336
     1,500,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                     5.375     02/01/2029        1,400,445
       105,000   Puerto Rico ITEMECF (Guaynabo Municipal
                 Government Center)(1)                              5.625     07/01/2022          105,071
     4,305,000   Puerto Rico ITEMECF (Polytechnic University)(1)    5.000     08/01/2022        4,013,767
     1,500,000   Puerto Rico ITEMECF (University of the Sacred
                 Heart)(1)                                          5.250     09/01/2031        1,369,290
     5,000,000   Puerto Rico Public Buildings Authority(1)          5.000     07/01/2036        4,464,750
        10,000   Puerto Rico Public Buildings Authority(1)          5.125     07/01/2022            9,713
       810,000   Puerto Rico Public Buildings Authority(1)          5.250     07/01/2029          776,701


                  11 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

   Principal
    Amount                                                         Coupon      Maturity         Value
--------------                                                     ------     ----------   --------------
U.S. Possessions Continued
$    1,400,000   Puerto Rico Public Buildings Authority(1)          6.500%    07/01/2030   $    1,480,416
     3,500,000   Puerto Rico Public Buildings Authority(1)          6.750     07/01/2036        3,727,920
     1,000,000   Puerto Rico Public Buildings Authority(1)          7.000     07/01/2021        1,101,880
     3,150,000   Puerto Rico Public Buildings Authority(1)          7.000     07/01/2025        3,404,961
       800,000   Puerto Rico Public Buildings Authority, Series
                 D(1)                                               5.250     07/01/2036          740,792
    34,995,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(8)                                               5.250     08/01/2057       34,596,407
    19,000,000   Puerto Rico Sales Tax Financing Corp., Series A    5.950(3)  08/01/2056          864,120
    25,000,000   Puerto Rico Sales Tax Financing Corp., Series A    6.100(3)  08/01/2044        2,787,500
    27,615,000   Puerto Rico Sales Tax Financing Corp., Series A    6.130(3)  08/01/2043        3,321,256
    10,000,000   Puerto Rico Sales Tax Financing Corp., Series A    6.137(3)  08/01/2047          887,500
    18,120,000   Puerto Rico Sales Tax Financing Corp., Series A    6.160(3)  08/01/2036        3,398,768
   277,125,000   Puerto Rico Sales Tax Financing Corp., Series A    6.580(3)  08/01/2054       14,446,501
    13,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 C(8)                                               5.750     08/01/2057       13,447,460
    26,550,000   Puerto Rico Sales Tax Financing Corp., Series C    6.190(3)  08/01/2038        4,334,288
     1,000,000   University of Puerto Rico(1)                       5.000     06/01/2025          940,190
     5,925,000   University of Puerto Rico, Series Q(1)             5.000     06/01/2030        5,325,805
     1,700,000   University of Puerto Rico, Series Q(1)             5.000     06/01/2036        1,485,630
       950,000   University of V.I., Series A(1)                    5.375     06/01/2034          872,433
                                                                                           --------------
                                                                                              369,383,035
Total Investments, at Value (Cost $1,530,182,246)-119.1%                                    1,370,689,803
                                                                                           --------------
Liabilities in Excess of Other Assets-(19.1)                                                 (219,867,719)
                                                                                           --------------
Net Assets-100.0%                                                                          $1,150,822,084
                                                                                           ==============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Issue is in default. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

(5.) When-issued security or delayed delivery to be delivered and settled after December 31, 2010. See accompanying Notes.

(6.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(7.) Represents the current interest rate for a variable or increasing rate security.

(8.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.


                  12 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                            LEVEL 2--
                             LEVEL 1--        OTHER         LEVEL 3--
                            UNADJUSTED     SIGNIFICANT     SIGNIFICANT
                              QUOTED       OBSERVABLE     UNOBSERVABLE
                              PRICES         INPUTS          INPUTS           VALUE
                            ----------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New York                     $--      $1,001,306,768        $--       $1,001,306,768
   U.S. Possessions              --         369,383,035         --          369,383,035
                                ---      --------------        ---       --------------
Total Assets                    $--      $1,370,689,803        $--       $1,370,689,803
                                ---      --------------        ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ALIA      Alliance of Long Island Agencies
AP        Advantage Planning, Inc.
CCRC      Continuing Care Retirement Community
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDC       Economic Devel. Corp.
EFC       Environmental Facilities Corp.
EFLI      Epilepsy Foundation of L.I., Inc.
FIT       Fashion Institute of Technology
GO        General Obligation
HAII      Homes Anew II, Inc.
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
L.I.      Long Island


                  13 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

LIJMC     Long Island Jewish Medical Center
MTA       Metropolitan Transportation Authority
NCMRS     Nassau Community Mental Retardation Services Company
NSUH      North Shore University Hospital
NSUHGC    North Shore University Hospital at Glen Cove
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
PSCH      Professional Service Centers for the Handicapped, Inc.
ROLs      Residual Option Longs
SONYMA    State of New York Mortgage Agency
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UBF       University of Buffalo Foundation
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.


                  14 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $14,400,000

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $180,290,000 as of December 31, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of


                  15 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2010, municipal bond holdings with a value of $275,684,573 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $180,290,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                         COUPON    MATURITY
   AMOUNT     INVERSE FLOATER(1)                                  RATE (2)     DATE        VALUE
-----------   ------------------                                  --------   --------   -----------
$ 2,240,000   Monroe County, NY Industrial Devel. Corp.
              (Unity Hospital Rochester) ROLs(3)                   10.690%    8/15/35    $2,568,496
  5,000,000   Monroe County, NY Industrial Devel. Corp.
              (Unity Hospital Rochester) ROLs(3)                   10.190     8/15/40     5,274,400
 10,000,000   NY Liberty Devel. Corp. (One Bryant Park) ROLs(3)    10.490     1/15/46    10,418,400
 15,000,000   NY Liberty Devel. Corp. ROLs(3)                       8.038     1/15/44    14,048,400
  6,670,000   NYC GO DRIVERS                                       12.577    11/15/31     7,626,878
  2,750,000   NYC GO ROLs                                          14.925      3/1/26     3,142,590
  3,750,000   NYC GO ROLs(3)                                       15.824      4/1/36     4,161,000
 10,000,000   NYC Municipal Water Finance Authority ROLs(3)        16.259     6/15/40    11,742,800
  4,160,000   NYC Municipal Water Finance Authority ROLs(3)        16.702     6/15/37     4,028,794
  6,670,000   NYS DA (State Personal Income Tax Authority)         12.901     3/15/36     8,064,297
  5,000,000   NYS DA ROLs(3)                                        7.549      7/1/39     4,985,000
 11,665,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)        11.677      8/1/57    11,266,407
  3,250,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)        17.098      8/1/57     3,697,460
  3,995,000   SONYMA ROLs                                          13.391     10/1/39     4,369,651
                                                                                        -----------
                                                                                        $95,394,573
                                                                                        ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 13 and14 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $137,405,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may


                  16 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of December 31, 2010 is as follows:

Cost                                $822,737
Market Value                        $513,168
Market Value as a % of Net Assets       0.04%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of December 31, 2010, securities with an aggregate market value of $3,229,520, representing 0.28% of the Fund's net assets, were subject to these forbearance agreements. Interest payments of $108,500 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,354,549,647(1)
                                 ==============
Gross unrealized appreciation    $   21,364,903
Gross unrealized depreciation      (189,150,610)
                                 --------------
Net unrealized depreciation      $ (167,785,707)
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $183,925,863, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                  17 | Oppenheimer AMT-Free New York Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free New York Municipals


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011